Consolidated Statements of Changes in Shareholders' Equity Deficit - USD ($)		Total	Share capital [Member]	Treasury shares [Member]	Share premium [Member]	Other reserve [Member]	Share-based payment reserve [Member]	Accumulated losses [Member]
Balance at the beginning (in Shares) (Previously stated [Member]) at Dec. 31, 2020			386,741,005	26,365,915
Balance at the beginning (in Shares) at Dec. 31, 2020			27,721,202	1,889,882
Balance at the beginning (Previously stated [Member]) at Dec. 31, 2020		$ (127,933,000)	$ 39,000	$ (3,252,000)	$ 11,748,000	$ 1,620,000	$ 3,455,000	$ (141,543,000)
Balance at the beginning at Dec. 31, 2020		(127,931,000)	$ 3,000	$ (3,252,000)	11,786,000	1,620,000	3,455,000	(141,543,000)
Recapitalization of Apollomics at Exchange Ratio, (in Shares) (Increase (decrease) due to changes in accounting policy and corrections of prior period errors [Member]) at Dec. 31, 2020			(359,019,803)	(24,476,033)
Recapitalization of Apollomics at Exchange Ratio (Increase (decrease) due to changes in accounting policy and corrections of prior period errors [Member]) at Dec. 31, 2020		2,000	$ (36,000)		38,000
Loss and total comprehensive loss for the year, attributable to owners of the Company		(94,797,000)						(94,797,000)
Exercise of share options (in Shares)	[1]		466,712
Exercise of share options	[1]	140,000			140,000	51,000	(51,000)
Forfeiture of vested share options							(905,000)	905,000
Restricted share awards vested (in Shares)	[2]			(455,356)
Restricted share awards vested	[2]	64,000		$ 64,000		63,000	(63,000)
Early exercised share options vested during the year (in Shares)				(424,802)
Early exercised share options vested during the year		1,541		$ 1,541		706	(706)
Recognition of equity-settled share-based payment		8,122					8,122
Balance at the ending (in Shares) at Dec. 31, 2021			28,187,914	1,009,724
Balance at the ending at Dec. 31, 2021		(212,861,000)	$ 3,000	$ (1,647,000)	11,926,000	2,440,000	9,852,000	(235,435,000)
Loss and total comprehensive loss for the year, attributable to owners of the Company		(240,811,000)						(240,811,000)
Exercise of share options (in Shares)	[3]		613,012
Exercise of share options	[3]	391,000			391,000	205,000	(205,000)
Forfeiture of vested share options							(1,646,000)	1,646,000
Restricted share awards vested (in Shares)	[2]			(83,482)
Restricted share awards vested	[2]	21,000		$ 21,000		39,000	(39,000)
Early exercised share options vested during the year (in Shares)				(429,490)
Early exercised share options vested during the year		1,558,000		$ 1,558,000		714,000	(714,000)
Recognition of equity-settled share-based payment		3,582,000					3,582,000
Balance at the ending (in Shares) at Dec. 31, 2022			28,800,926	496,752
Balance at the ending at Dec. 31, 2022		(448,120,000)	$ 3,000	$ (68,000)	12,317,000	3,398,000	10,830,000	(474,600,000)
Loss and total comprehensive loss for the year, attributable to owners of the Company		(172,601,000)						(172,601,000)
Exercise of share options (in Shares)	[4]		62,443
Exercise of share options	[4]	85,000			85,000	33,000	(33,000)
Forfeiture of vested share options							(198,000)	198,000
Restricted share awards vested (in Shares)	[2]			(496,752)
Restricted share awards vested	[2]	68,000		$ 68,000		4,000	(4,000)
Business combination, net of redemptions (in Shares)			3,312,715
Business combination, net of redemptions		$ 757,000			$ 757,000
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares (in Shares)		588,291,000	54,420,956		588,285,000
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares			$ 6,000
IFRS 2 listing expense		$ 45,524,000			$ 45,524,000
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs (in Shares)			230,000
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs		261,000			261,000
Reclassification from equity to non-current liabilities for maxpro warrants assumed by apollomics upon Closing	[4]	(7,105,000)			(7,105,000)
Issuance of post-closing Apollomics Class A ordinary shares upon the conversion of post-closing Apollomics Series A Preferred Shares (in Shares)			2,668,750
Issuance of post-closing Apollomics Class A ordinary shares upon the conversion of post-closing Apollomics Series A Preferred Shares		21,350,000			21,350,000
Recognition of equity-settled share-based payment		12,686,000					12,686,000
Portion of PIPE issuance costs allocated to PIPE warrants		38,000						38,000
Balance at the ending (in Shares) at Dec. 31, 2023			89,495,790
Balance at the ending at Dec. 31, 2023		$ 41,234,000	$ 9,000		$ 661,474,000	$ 3,435,000	$ 23,281,000	$ (646,965,000)

[1]	The total number of shares issued from the exercise of stock options consisted of the issuance of 6,511,135 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2021 to December 31, 2021. These Pre-Closing Apollomics Ordinary Shares were exchanged for 466,712 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination.
[2]	All unvested restricted shares were milestone-based restricted shares held by the Chief Executive Officer of Apollomics which vested upon the Closing of the Business Combination.
[3]	The total number of shares issued from the exercise of stock options consisted of the issuance of 8,552,187 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2022 to December 31, 2022. These Pre-Closing Apollomics Ordinary Shares were exchanged for 613,012 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination.
[4]	The total number of shares issued from the exercise of stock options consisted of the issuance of 435,833 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 31,241 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination. The total number of shares issued from the exercise of stock options consisted of the issuance of 31,202 Post-Closing Apollomics Ordinary Shares between March 29, 2023 to December 31, 2023, totaling 62,443 exercise of stock options for the year ended December 31, 2023.